Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 11,801,953		¥ 32,873,528		$ 1,662,270
Amounts due from inter-company entities	14,585,744		57,331,944		2,054,359
Prepayments and other current assets, net	5,180,474		74,180,309		729,655
Amounts due from a related party	10,750,000				1,514,106
Accounts receivable	9,380		4,000		1,321
Inventories			7,148
Current assets belong to discontinued operations			6,609,704
Total current assets	42,327,551		171,006,633		5,961,711
Non-current assets:
Property and equipment, net	150,806,607		159,226,997		21,240,666
Land use rights, net	34,873,935		35,820,632		4,911,891
Intangible assets, net	9,861		1,666		1,389
Goodwill, net			70,369,837
Deferred tax assets, net
Right-of-use assets	2,471,003		7,580,536		348,033
Non-current assets belong to discontinued operations			2,369,839
Total non-current assets	188,161,406		275,369,507		26,501,979
Total assets	230,488,957		446,376,140		32,463,690
Current liabilities
Short-term borrowings	74,000,000		61,000,000		10,422,682
Accounts payable	660,755		560,256		93,065
Deferred revenue, current	6,116,288		8,971,795		861,461
Salary and welfare payable	2,268,112		3,092,181		319,457
Amounts due to a related party	8,000,000		323,400		1,126,776
Tax payable	808,759		777,559		113,911
Income tax payable	219,832		57,831		30,963
Amount due to inter-company entities	15,500,000		35,000,000		2,183,129
Accrued liabilities and other current liabilities	5,946,598		14,207,561		837,561
Amounts due to Affected Entity, current			21,225,707
Long-term loans and borrowings, current	1,250,000		2,500,000		176,059
Operating lease liabilities, current	2,471,003		3,866,910		348,033
Current liabilities belong to discontinued operations			11,762,881
Total current liabilities	117,241,347		163,346,081		16,513,097
Non-current liabilities
Amounts due to Affected Entities, non-current	162,500,961		194,552,414		22,887,782
Operating lease liabilities, non-current			3,558,380
Long-term loans and borrowings, non-current			1,250,000
Non-current liabilities belong to discontinued operations			356,250
Total non-current liabilities	162,500,961		199,717,044		22,887,782
Total liabilities	279,742,308		363,063,125		$ 39,400,879
Net revenues from continuing operations	48,374,296	$ 6,585,500	38,096,542	¥ 20,112,033
Net revenues from discontinued operation	1,617,904	227,877	7,828,415	102,006,339
Net loss from continuing operations	(100,474,594)	(17,446,620)	(8,419,647)	(467,382)
Net (loss)/income from discontinued operation	(23,394,661)	(3,295,069)	1,828,539	(244,068,780)
Net cash provided by/(used in) operating activities	(16,213,871)	(2,283,676)	43,586,442	29,764,431
Net cash used in investing activities	(7,576,283)	(1,067,097)	(456,381)	(153,593,942)
Net cash provided by/(used in) financing activities	2,227,473	313,733	(11,218,750)	115,671,061
Net changes in cash and cash equivalents	¥ (21,562,681)	$ (3,037,040)	¥ 31,911,311	¥ (8,158,450)